PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 8,692,587		$ 8,563,423
Less: accumulated depreciation and amortization	(7,975,971)		(7,846,049)
Net book value	716,616		717,374
Depreciation and amortization	174,928	$ 229,569
Machinery and laboratory equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	5,390,653		5,232,597
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	869,514		1,054,204
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,931,764		1,818,366
Furniture and tools
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	85,288		50,035
Vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	46,249		43,635
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 369,119		$ 364,586